Prepaid Expense (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense [Abstract]
Schedule of Prepaid Expense	Prepaid expense consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Prepaid expense	$3,771	$3,399